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Metropolitan Life Insurance Company
200 Park Avenue
New York, NY  10166


                                September 7, 2005

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C.   20549

         Re:      New England Variable Annuity Fund I
                  File No. 811-01930
                  ------------------------------------------------

Commissioners:

         Semi-Annual Reports dated June 30, 2005 of the underlying funds are incorporated herein by reference as the reports sent to contractowners of the New England Variable Annuity Fund I of Metropolitan Life Insurance Company pursuant to Rule 30b-2 of the Investment Company Act of 1940 and are listed as follows:

The semi-annual reports for certain portfolios of Metropolitan Series Fund, Inc. are incorporated by reference as filed on Form N-CSRS, CIK No. 0000710826, File No. 002-80751.

                            Sincerely,

                            /s/Michele H. Abate
                            Michele H. Abate
                            Assistant General Counsel
                            Metropolitan Life Insurance Company